Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (98.0%)
AL Rajhi Bank (Banks)	41,669	$654,429
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	29,728	943,612
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	12,769	3,205,274
Azul SA ADR* (Airlines)	24,750	285,615
Banco BTG Pactual SA (Capital Markets)	27,600	459,153
CD Projekt SA* (Entertainment)	3,200	343,654
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	243,000	739,965
China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	2,078,000	890,177
China Resources Gas Group Ltd. (Gas Utilities)	152,000	749,203
Cipla Ltd. (Pharmaceuticals)	91,679	882,567
Clicks Group Ltd. (Food & Staples Retailing)	22,100	295,255
Credicorp Ltd. (Banks)	2,700	343,359
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	322,400	676,407
Dabur India Ltd. (Personal Products)	99,762	684,861
Dalmia Bharat Ltd. (Construction Materials)	108,453	1,102,761
Detsky Mir PJSC (Specialty Retail)	293,091	461,841
FirstRand Ltd. (Diversified Financial Services)	115,795	263,087
Gail India Ltd. (Gas Utilities)	477,692	617,170
Geely Automobile Holdings Ltd. (Automobiles)	300,000	630,960
Grupo Financiero Banorte Sab de CV* (Banks)	126,800	454,264
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	24,400	270,840
HDFC Bank Ltd.* (Banks)	85,534	1,180,891
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	299,417	860,537
ICICI Bank Ltd.* (Banks)	318,023	1,474,322
Industrial & Commerical Bank of China Ltd., H Shares (Banks)	1,729,000	1,021,770
KAZ Minerals PLC (Metals & Mining)	75,262	532,506
Kingsoft Cloud Holdings Ltd. ADR* (IT Services)	5,661	198,701
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,224,474	386,293
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	287,000	923,943
Lojas Renner SA (Multiline Retail)	73,700	580,325
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	59,000	1,412,100
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	22,100	547,217
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	654	735,501
Mr. Price Group Ltd. (Specialty Retail)	36,331	269,385
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	189,559	734,721
NAVER Corp. (Interactive Media & Services)	2,695	680,990
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	4,340	608,468
Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	3,650	535,090
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	225,970	503,109
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	100,500	1,064,638
POSCO (Metals & Mining)	4,069	660,973
Prosus NV* (Internet & Direct Marketing Retail)	9,421	910,987
Raia Drogasil SA (Food & Staples Retailing)	24,900	595,456
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	39,587	1,093,879
Rumo SA* (Road & Rail)	157,827	676,902
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	56,699	2,755,936
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	32,047	1,331,705
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	2,865	956,042
Sberbank of Russia PJSC ADR* (Banks)	44,930	535,341
SBI Life Insurance Co. Ltd.* (Insurance)	70,763	863,496
Security Bank Corp. (Banks)	354,920	664,563
Shinhan Financial Group Co. Ltd. (Banks)	42,915	1,084,404
Sun Art Retail Group Ltd. (Food & Staples Retailing)	390,500	542,158
Suzano SA* (Paper & Forest Products)	70,800	573,372
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	132,000	1,917,648
TAL Education Group ADR* (Diversified Consumer Services)	7,256	567,202
Tencent Holdings Ltd. (Interactive Media & Services)	56,400	3,886,092
Tencent Music Entertainment Group ADR* (Entertainment)	39,558	638,466
Titan Co. Ltd.* (Textiles, Apparel & Luxury Goods)	48,077	670,472
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	416,531	818,202
Tongwei Co., Ltd., Class A (Food Products)	275,869	1,079,049
Universal Robina Corp. (Food Products)	271,220	675,649
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	803,880	629,549
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	31,065	707,350
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	260,500	613,266
Yandex NV, Class A* (Interactive Media & Services)	12,080	695,083
TOTAL COMMON STOCKS (Cost $50,877,370)		55,348,203
TOTAL INVESTMENTS (Cost $50,877,370) — 98.0%		55,348,203
Other Net Assets (Liabilities) — 2.0%		1,119,701
NET ASSETS — 100.0%		$56,467,904

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2020 (Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Airlines	$285,615	0.5%
Automobiles	630,960	1.1%
Banks	8,313,732	14.6%
Capital Markets	459,153	0.8%
Construction Materials	1,102,761	2.0%
Diversified Consumer Services	1,175,670	2.1%
Diversified Financial Services	263,087	0.5%
Electronic Equipment, Instruments & Components	956,042	1.7%
Entertainment	982,120	1.7%
Food & Staples Retailing	2,046,135	3.7%
Food Products	1,754,698	3.1%
Gas Utilities	1,366,373	2.4%
Health Care Providers & Services	734,721	1.3%
Hotels, Restaurants & Leisure	386,293	0.7%
Insurance	1,928,134	3.4%
Interactive Media & Services	5,262,165	9.4%
Internet & Direct Marketing Retail	7,049,941	12.5%
IT Services	198,701	0.4%
Metals & Mining	1,193,479	2.1%
Multiline Retail	580,325	1.0%
Oil, Gas & Consumable Fuels	3,379,683	6.0%
Paper & Forest Products	573,372	1.0%
Personal Products	684,861	1.2%
Pharmaceuticals	2,377,176	4.2%
Real Estate Management & Development	739,965	1.3%
Road & Rail	676,902	1.2%
Semiconductors & Semiconductor Equipment	3,329,748	5.9%
Specialty Retail	731,226	1.3%
Technology Hardware, Storage & Peripherals	4,087,641	7.2%
Textiles, Apparel & Luxury Goods	2,097,524	3.7%
Other Net Assets	1,119,701	2.0%
Total	$56,467,904	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2020:

	Value	% of Net Assets
Argentina	$735,501	1.3%
Brazil	3,170,823	5.6%
China	18,273,279	32.4%
Hong Kong	2,165,575	3.8%
India	10,551,970	18.7%
Kazakstan	270,840	0.5%
Mexico	1,067,530	1.9%
Netherlands	910,987	1.6%
Peru	343,359	0.6%
Philippines	1,340,212	2.4%
Poland	343,654	0.6%
Russia	2,227,355	3.9%
Saudi Arabia	654,429	1.2%
South Africa	827,727	1.5%
South Korea	7,470,050	13.2%
Taiwan	3,329,748	5.9%
United Kingdom	532,506	0.9%
Vietnam	1,132,658	2.0%
Other Net Assets	1,119,701	2.0%
Total	$56,467,904	100.0%

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (95.0%)
AL Rajhi Bank (Banks)	645,361	$10,135,659
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	2,055,100	65,232,009
Alibaba Health Information Technology Ltd.* (Health Care Technology)	9,068,000	25,039,058
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,295,404	28,998,209
Asian Paints Ltd. (Chemicals)	801,738	18,385,610
Ayala Land, Inc. (Real Estate Management & Development)	16,466,105	11,159,712
Azul SA ADR* (Airlines)	383,850	4,429,629
Banco BTG Pactual SA (Capital Markets)	469,500	7,810,598
Britannia Industries Ltd. (Food Products)	413,033	21,111,158
CD Projekt SA* (Entertainment)	53,600	5,756,204
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,003,797	34,948,445
China Merchants Bank Co. Ltd. (Banks)	4,645,500	21,668,730
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	6,132,500	18,674,211
Clicks Group Ltd. (Food & Staples Retailing)	355,300	4,746,774
CP All Public Co. Ltd. (Food & Staples Retailing)	4,714,300	10,319,576
Credicorp Ltd. (Banks)	41,663	5,298,284
Crompton Greaves Consumer Electricals* (Household Durables)	527,278	1,720,530
Detsky Mir PJSC (Specialty Retail)	4,849,925	7,642,310
FirstRand Ltd. (Diversified Financial Services)	1,726,109	3,921,735
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	863,491	18,567,624
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	4,148,000	28,259,557
Grupo Financiero Banorte Sab de CV* (Banks)	2,026,000	7,258,186
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	2,809,000	12,921,233
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	393,500	4,367,850
HDFC Bank Ltd.* (Banks)	2,168,285	29,935,565
Hindustan Unilever Ltd. (Household Products)	654,388	19,331,378
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	1,595,452	21,574,434
KAZ Minerals PLC (Metals & Mining)	1,176,441	8,323,744
LG Household & Health Care Ltd. (Personal Products)	18,756	21,587,035
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	6,679,000	21,501,794
Lojas Renner SA (Multiline Retail)	1,178,540	9,280,003
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	10,285	11,566,717
Mr. Price Group Ltd. (Specialty Retail)	537,947	3,988,746
Nestle India Ltd. (Food Products)	90,742	20,041,540
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	224,795	31,516,259
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	1,299,700	22,203,621
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	2,236,000	23,686,869
Prosus NV* (Internet & Direct Marketing Retail)	155,134	15,001,062
PT Bank Central Asia TBK (Banks)	10,722,800	23,024,870
Raia Drogasil SA (Food & Staples Retailing)	391,400	9,359,891
Rumo SA* (Road & Rail)	2,599,111	11,147,305
Sberbank of Russia PJSC ADR* (Banks)	718,342	8,559,045
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	2,571,018	25,023,175
Suzano SA* (Paper & Forest Products)	1,200,600	9,723,023
TAL Education Group ADR* (Diversified Consumer Services)	84,478	6,603,645
TCS Group Holdings PLC GDR (Banks)	401,549	10,098,957
Tencent Holdings Ltd. (Interactive Media & Services)	659,300	45,427,311
Vietnam Dairy Products JSC (Food Products)	1,082,136	4,996,054
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	90,180	2,053,399
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	4,067,200	9,574,958
Yandex NV, Class A* (Interactive Media & Services)	214,501	12,342,387
TOTAL COMMON STOCKS (Cost $685,294,320)		815,845,678
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 8.00%, 8/28/22	11,930,100	166,002
TOTAL FOREIGN BOND (Cost $166,146)		166,002
TOTAL INVESTMENTS (Cost $685,460,466) — 95.0%		816,011,680
Other Net Assets (Liabilities) — 5.0%		42,564,544
NET ASSETS — 100.0%		$858,576,224

*	Non-income producing security
NM	Not meaningful, amount less than 0.05%

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2020 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2020:

	Value	% of Net Assets
Airlines	$4,429,629	0.5%
Banks	120,347,146	14.0%
Capital Markets	7,810,598	0.9%
Chemicals	18,385,610	2.1%
Diversified Consumer Services	38,119,904	4.4%
Diversified Financial Services	3,921,735	0.5%
Entertainment	5,756,204	0.7%
Food & Staples Retailing	34,001,199	4.0%
Food Products	64,882,378	7.6%
Health Care Providers & Services	28,998,209	3.4%
Health Care Technology	47,242,679	5.5%
Hotels, Restaurants & Leisure	76,129,235	8.9%
Household Durables	1,720,530	0.2%
Household Products	19,331,378	2.3%
Insurance	23,686,869	2.8%
Interactive Media & Services	57,769,698	6.7%
Internet & Direct Marketing Retail	93,853,187	10.7%
Metals & Mining	8,323,744	1.0%
Multiline Retail	9,280,003	1.1%
Paper & Forest Products	9,723,023	1.1%
Personal Products	21,587,035	2.5%
Pharmaceuticals	21,574,434	2.5%
Real Estate Management & Development	29,833,923	3.5%
Road & Rail	11,147,305	1.3%
Specialty Retail	11,631,056	1.4%
Textiles, Apparel & Luxury Goods	21,501,794	2.5%
Transportation Infrastructure	25,023,175	2.9%
Other Net Assets	42,564,544	5.0%
Total	$858,576,224	100.0%

4

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2020 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2020:

	Value	% of Net Assets
Argentina	$11,566,717	1.3%
Brazil	51,750,449	6.0%
China	352,928,548	41.0%
Cyprus	10,098,957	1.2%
Hong Kong	71,972,826	8.4%
India	139,689,992	16.3%
Indonesia	23,024,870	2.7%
Kazakstan	4,367,850	0.5%
Mexico	16,833,144	2.0%
Netherlands	15,001,062	1.7%
Peru	5,298,284	0.6%
Philippines	11,159,712	1.3%
Poland	5,756,204	0.7%
Russia	28,543,742	3.3%
Saudi Arabia	10,135,659	1.2%
South Africa	12,657,255	1.5%
South Korea	21,587,035	2.5%
Thailand	10,319,576	1.2%
United Kingdom	8,323,744	1.0%
Vietnam	4,996,054	0.6%
Other Net Assets	42,564,544	5.0%
Total	$858,576,224	100.0%

5